Note 9 - Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net income	$ 11,736,326	$ 3,247,415
Dividend Series B Preferred shares	(255,324)	(339,069)
Preferred deemed dividend	(345,423)	0
Net income attributable to common shareholders	$ 11,135,579	$ 2,908,346
Weighted average common shares – outstanding, basic (in shares)	6,745,305	5,576,960
Basic earnings per share (in dollars per share)	$ 1.65	$ 0.52
Dilutive effect of non-vested shares (in shares)	44,413	0
Weighted average common shares – outstanding, diluted (in shares)	6,789,718	5,576,960
Diluted earnings per share (in dollars per share)	$ 1.64	$ 0.52